Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7 — INTANGIBLE ASSETS, NET

Intangible assets, stated at cost less accumulated amortization, consisted of the following

	December 31, 2022	December 31, 2023
	RMB	RMB
Software and technology	—	1,509,432
Less: accumulated amortization	—	(251,572)
	—	1,257,860

No impairment charge was recognized for the year ended December 31, 2021. For the year ended December 31, 2022, the software and technology would not support newly purchased educational contents, and the Company assessed no future cash flow would be generated from the software and technology. For the year ended December 31, 2022 and 2023, impairment of RMB1,425,226 and RMB 4,641,741was provided against software and technology, respectively. Amortization expense was RMB 5,047,982 and RMB 2,074,929 for the years ended December 31, 2022, and 2023, respectively. Estimated amortization expense relating to the educational contents for each of the next five years is as follows:

Year ending December 31,	RMB
2024	301,886
2025	301,886
2026	301,886
2027	301,886
2028	50,316
Total expected amortization expense	1,257,860